Effective immediately, the following is added after the table describing MFS Conservative Allocation Fund's target allocation among asset classes and underlying funds in the sub-section entitled "Principal Investment Strategies" beneath the main heading "Summary of Key Information":

On April 12, 2011, the Board of Trustees of the fund approved modifications to the underlying fund selections and underlying fund target weightings of the fund.  The transition to the revised underlying fund selections and underlying fund allocations will commence in early June, 2011, and will be completed by July 1, 2011, although these dates could change based on market conditions and other factors.

As of July 1, 2011, the fund’s target allocation among asset classes and the underlying funds is expected to be:

Funds	MFS Conservative Allocation Fund
Bond Funds:	60%
MFS Emerging Markets Debt Fund	3%
MFS Global Bond Fund	5%
MFS Government Securities Fund	10%
MFS High Income Fund	5%
MFS Inflation-Adjusted Bond Fund	10%
MFS Limited Maturity Fund	10%
MFS Research Bond Fund	17%
Specialty Funds:	4%
MFS Absolute Return Fund	2%
MFS Commodity Strategy Fund	1%
MFS Global Real Estate Fund	1%
International Stock Funds:	8%
MFS International Growth Fund	2%
MFS International Value Fund	2%
MFS Research International Fund	4%
U.S. Stock Funds:	28%
MFS Core Growth Fund	6%
MFS Mid Cap Growth Fund	4%
MFS Mid Cap Value Fund	4%
MFS New Discovery Fund	1%
MFS New Discovery Value Fund #	1%
MFS Research Fund	6%
MFS Value Fund	6%

#	As of April 30, 2011, MFS New Discovery Value Fund is in registration with the Securities and Exchange Commission and will not be available for investment until June 2011.

Effective immediately, the following is added after the table describing MFS Moderate Allocation Fund's target allocation among asset classes and underlying funds in the sub-section entitled "Principal Investment Strategies" beneath the main heading "Summary of Key Information":

On April 12, 2011, the Board of Trustees of the fund approved modifications to the underlying fund selections and underlying fund target weightings of the fund.  The transition to the revised underlying fund selections and underlying fund allocations will commence in early June, 2011, and will be completed by July 1, 2011, although these dates could change based on market conditions and other factors.

As of July 1, 2011, the fund’s target allocation among asset classes and the underlying funds is expected to be:

Funds	MFS Moderate Allocation Fund
Bond Funds:	40%
MFS Emerging Markets Debt Fund	3%
MFS Global Bond Fund	5%
MFS Government Securities Fund	10%
MFS High Income Fund	5%
MFS Inflation-Adjusted Bond Fund	5%
MFS Research Bond Fund	12%
Specialty Funds:	6%
MFS Absolute Return Fund	1%
MFS Commodity Strategy Fund	3%
MFS Global Real Estate Fund	2%
International Stock Funds:	13%
MFS International Growth Fund	3%
MFS International New Discovery Fund	1%
MFS International Value Fund	3%
MFS Research International Fund	6%
U.S. Stock Funds:	41%
MFS Core Growth Fund	8%
MFS Mid Cap Growth Fund	7%
MFS Mid Cap Value Fund	7%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund #	1.5%
MFS Research Fund	8%
MFS Value Fund	8%

#	As of April 30, 2011, MFS New Discovery Value Fund is in registration with the Securities and Exchange Commission and will not be available for investment until June 2011.

Effective immediately, the following is added after the table describing MFS Growth Allocation Fund's target allocation among asset classes and underlying funds in the sub-section entitled "Principal Investment Strategies" beneath the main heading "Summary of Key Information":

On April 12, 2011, the Board of Trustees of the fund approved modifications to the underlying fund selections and underlying fund target weightings of the fund.  The transition to the revised underlying fund selections and underlying fund allocations will commence in early June, 2011, and will be completed by July 1, 2011, although these dates could change based on market conditions and other factors.

MFS Asset Allocation Funds

As of July 1, 2011, the fund’s target allocation among asset classes and the underlying funds is expected to be:

Funds	MFS Growth Allocation Fund
Bond Funds:	20%
MFS Emerging Markets Debt Fund	3%
MFS Global Bond Fund	4%
MFS High Income Fund	5%
MFS Inflation-Adjusted Bond Fund	5%
MFS Research Bond Fund	3%
Specialty Funds:	8%
MFS Absolute Return Fund	1%
MFS Commodity Strategy Fund	4%
MFS Global Real Estate Fund	3%
International Stock Funds:	20%
MFS Emerging Markets Equity Fund	1%
MFS International Growth Fund	5%
MFS International New Discovery Fund	2%
MFS International Value Fund	5%
MFS Research International Fund	7%
U.S. Stock Funds:	52%
MFS Core Growth Fund	11%
MFS Mid Cap Growth Fund	9%
MFS Mid Cap Value Fund	9%
MFS New Discovery Fund	2%
MFS New Discovery Value Fund #	2%
MFS Research Fund	8%
MFS Value Fund	11%

#	As of April 30, 2011, MFS New Discovery Value Fund is in registration with the Securities and Exchange Commission and will not be available for investment until June 2011.

Effective immediately, the following is added after the table describing MFS Aggressive Growth Allocation Fund's target allocation among asset classes and underlying funds in the sub-section entitled "Principal Investment Strategies" beneath the main heading "Summary of Key Information":

On April 12, 2011, the Board of Trustees of the fund approved modifications to the underlying fund selections and underlying fund target weightings of the fund.  The transition to the revised underlying fund selections and underlying fund allocations will commence in early June, 2011, and will be completed by July 1, 2011, although these dates could change based on market conditions and other factors.

As of July 1, 2011, the fund’s target allocation among asset classes and the underlying funds is expected to be:

Funds	MFS Aggressive Growth Allocation Fund
Bond Funds:	0%
Specialty Funds:	10%
MFS Commodity Strategy Fund	5%
MFS Global Real Estate Fund	5%
International Stock Funds:	30%
MFS Emerging Markets Equity Fund	2%
MFS International Growth Fund	8%
MFS International New Discovery Fund	4%
MFS International Value Fund	8%
MFS Research International Fund	8%
U.S. Stock Funds:	60%
MFS Core Growth Fund	13%
MFS Mid Cap Growth Fund	10%
MFS Mid Cap Value Fund	10%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund #	2.5%
MFS Research Fund	9%
MFS Value Fund	13%

#	As of April 30, 2011, MFS New Discovery Value Fund is in registration with the Securities and Exchange Commission and will not be available for investment until June 2011.

Effective immediately, the following is added after the table describing the Allocation Funds' target allocation among underlying funds in the sub-section entitled "Principal Investment Strategies" beneath the main heading " Investment Objective, Strategies, and Risks":

On April 12, 2011, the Board of Trustees of the funds approved modifications to the underlying fund selections and underlying fund target weightings of the funds.  The transition to the revised underlying fund selections and underlying fund allocations will commence in early June, 2011, and will be completed by July 1, 2011, although these dates could change based on market conditions and other factors.

As of July 1, 2011, the funds' target allocation among underlying funds is expected to be:

Funds	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Bond Funds:	60%	40%	20%	0%
MFS Emerging Markets Debt Fund	3%	3%	3%	0%
MFS Global Bond Fund	5%	5%	4%	0%
MFS Government Securities Fund	10%	10%	0%	0%
MFS High Income Fund	5%	5%	5%	0%
MFS Inflation-Adjusted Bond Fund	10%	5%	5%	0%
MFS Limited Maturity Fund	10%	0%	0%	0%
MFS Research Bond Fund	17%	12%	3%	0%
Specialty Funds:	4%	6%	8%	10%
MFS Absolute Return Fund	2%	1%	1%	0%
MFS Commodity Strategy Fund	1%	3%	4%	5%
MFS Global Real Estate Fund	1%	2%	3%	5%
International Stock Funds:	8%	13%	20%	30%
MFS Emerging Markets Equity Fund	0%	0%	1%	2%
MFS International Growth Fund	2%	3%	5%	8%
MFS International New Discovery Fund	0%	1%	2%	4%
MFS International Value Fund	2%	3%	5%	8%
MFS Research International Fund	4%	6%	7%	8%
U.S. Stock Funds:	28%	41%	52%	60%
MFS Core Growth Fund	6%	8%	11%	13%
MFS Mid Cap Growth Fund	4%	7%	9%	10%
MFS Mid Cap Value Fund	4%	7%	9%	10%
MFS New Discovery Fund	1%	1.5%	2%	2.5%
MFS New Discovery Value Fund #	1%	1.5%	2%	2.5%
MFS Research Fund	6%	8%	8%	9%
MFS Value Fund	6%	8%	11%	13%

#	As of April 30, 2011, MFS New Discovery Value Fund is in registration with the Securities and Exchange Commission and will not be available for investment until June 2011.

MFS Asset Allocation Funds

Effective May 1, 2011, the description of MFS Global Real Estate Fund in Appendix A entitled "Description of Underlying Funds" is hereby restated in its entirety as follows:

MFS Global Real Estate Fund

Investment Objective
The fund’s investment objective is to seek total return.

Principal Investment Strategies
MFS normally invests at least 80% of the fund’s net assets in U.S. and foreign real estate-related investments.

MFS normally invests the fund’s assets primarily in equity securities.

MFS generally focuses the fund’s investments in equity real estate investment trusts (“REITs”) as well as similar entities formed under the laws of non-U.S. countries, but may also invest in mortgage REITs, hybrid REITs and other U.S. and foreign real estate-related investments, including emerging market real estate-related investments.

MFS may invest the fund’s assets in real estate-related investments of any size.  However, issuers of real estate-related investments tend to be small-to-medium-sized.

MFS typically allocates the fund’s investments across various geographic areas, REIT managers and property types, but may from time to time focus the fund’s investments in any one or a few of these areas.

MFS may invest a relatively large percentage of the fund’s assets in securities of issuers in a single country, a small number of countries, or a particular geographic region.

The fund is a non-diversified fund. This means that MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may use derivatives for any investment purpose. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, swaps, caps, floors, and collars.

MFS selects investments for the fund by analyzing the fundamental and relative values of potential investments. Factors considered in selecting investments for the fund may include the issuer’s management ability, cash flows, price/funds from operations ratio, dividend yield and payment history, price/net asset value ratio, market price, and the ability of an issuer to grow from operations, as well as current or anticipated economic or market conditions, interest rate changes, and regulatory developments.

Effective June 1, 2011, the following sub-sections are hereby added to Appendix A entitled "Description of Underlying Funds":

 MFS Absolute Return Fund

Investment Objective
The fund’s investment objective is to seek total return.

Principal Investment Strategies
In managing the fund, MFS employs an absolute return investment approach, which means the fund seeks to earn a positive return regardless of market conditions. As a result, if this strategy is successful, it is expected that the fund will outperform the general equity market during periods of flat or negative market performance, will underperform during periods of strong positive market performance, and will typically produce less volatile returns than the general equity market.

MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of primarily debt instruments and (2) a tactical asset allocation overlay primarily using derivative instruments to manage the fund’s exposure to asset classes, markets and currencies.  Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, swaps, caps, floors, and collars.

The fund’s performance may not be correlated with the performance of the asset classes, markets or currencies represented by the individual debt instruments selected by MFS.

Individual Security Selection:  In selecting direct investments for the fund, MFS normally invests the fund’s assets primarily in debt instruments.

Debt instruments include corporate bonds, U.S. Government securities, collateralized instruments, municipal instruments, foreign government securities, inflation-adjusted bonds, and other obligations to repay money borrowed.

Of the fund’s investments in debt instruments, MFS generally invests substantially all of these investments in investment grade debt instruments.

MFS may invest the fund’s assets in foreign securities, including emerging market securities.

MFS Asset Allocation Funds

While MFS may invest the fund's assets in debt instruments of any effective maturity, MFS generally focuses on short and intermediate term debt instruments.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives as part of its individual security selection process, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ current financial condition and current market, economic, political, and regulatory conditions. Quantitative models that systematically evaluate the structure of the debt instrument and its features may also be considered.

Tactical Asset Allocation Overlay:  MFS employs a top-down tactical asset allocation process to adjust the fund's exposure to asset classes, markets and currencies based on its assessment of the relative attractiveness of such asset classes, markets and currencies. MFS manages the fund’s exposure to asset classes, markets and currencies primarily through the use of derivative instruments.

In managing the tactical overlay, MFS uses proprietary quantitative models and may increase or decrease the fund’s exposure to asset classes, markets and/or currencies resulting from MFS’ individual security selection based on MFS’ assessment of the risk/return potential of such asset classes, markets and/or currencies.  MFS may also expose the fund to asset classes, markets and/or currencies in which its individual security selection has resulted in no or little exposure (e.g., commodity-related investments, real estate-related investments, equity securities, inflation-adjusted debt instruments).  After taking into account the tactical overlay, the fund's exposure to certain asset classes in which its individual security selection has resulted in no or little exposure will normally fall within the following ranges:

Asset Class	Range
U.S. and foreign equity securities	±15%
Inflation-adjusted debt instruments	±10%
Commodity-related investments	±10%
Real estate-related investments	± 5%

After taking into account the tactical overlay, the fund's exposure to the lower quality debt instrument and long term debt instrument asset classes may at times be significant. After taking into account the tactical overlay, the fund may also have significant exposure to issuers in a single country, a small number of countries, or a particular geographic region.

MFS may adjust the fund’s net exposure to asset classes, markets and/or currencies by taking net short positions in an asset class, market or currency if MFS believes the risk/return potential of such asset class, market or currency is unattractive.  Alternatively, MFS may cause the fund to take net long positions in an asset class, market or currency if MFS believes such asset class, market or currency appears attractive.

MFS may also use derivatives to seek to limit the fund's exposure to certain extreme market events.

MFS' tactical allocation process for the fund will typically make extensive use of derivatives.

MFS New Discovery Value Fund

Investment Objective
The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies
MFS normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund's assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their current financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

Effective July 1, 2011, the description of MFS Diversified Target Return Fund in Appendix A entitled "Description of Underlying Funds" is hereby deleted in its entirety.